Business Combination - Schedule of Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Sep. 30, 2014	Sep. 05, 2014
Business Acquisition [Line Items]
Goodwill	$ 23,237
Kingsoft Cloud Storage Business [Member]
Business Acquisition [Line Items]
Property and equipment			255
Goodwill			23,057
Total Assets Acquired		33,000	33,303
Kingsoft Cloud Storage Business [Member] | Trademarks [Member]
Business Acquisition [Line Items]
Intangible Assets			6,120
Kingsoft Cloud Storage Business [Member] | Technology (including right-to-use) [Member]
Business Acquisition [Line Items]
Intangible Assets			2,381
Kingsoft Cloud Storage Business [Member] | Non-compete agreement [Member]
Business Acquisition [Line Items]
Intangible Assets			$ 1,490